Deferred Revenue - Additional Information (Detail) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥) Kilometers	Dec. 31, 2020 CNY (¥) Kilometers	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Capitalized Contract Cost [Line Items]
Deferred revenue | ¥	¥ 333,476	¥ 308,384	¥ 97,560	¥ 85,498	¥ 2,366
Performance obligation satisfied over time percentage	38.00%	53.00%
Performance obligation satisfied over time explanation	April 1, 2021 to March 31, 2022	January 1, 2021 to December 31, 2021
Remaining performance obligation percentage	62.00%	47.00%
Remaining performance obligation expected timing of satisfaction explanation	April 1, 2022 to March 31, 2032	January 1, 2022 to December 31, 2031
Vehicle [Member]
Capitalized Contract Cost [Line Items]
Free charging period	4 years	4 years
Free charging kilometers | Kilometers	100,000	100,000